Debt - Summary of Mortgage Notes Payable Secured by Real Property (Parenthetical) (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019
Debt Instrument [Line Items]
Accumulated amortization of debt discount		$ 207,074	$ 207,074	$ 354,984	$ 90,718
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Accumulated amortization of debt discount	$ 29,582	$ 207,074	0	445,702	$ 0
Accumulated amortization of deferred financing costs			$ 1,602,290	$ 2,234,655		$ 2,048,573